Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,714,898	$ 2,221,357	$ 1,784,971
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	206,169	143,626	54,105
Deferred tax benefit	(208,051)	(221,114)	(96,713)
Loss from equity investment	8,684
Provision for doubtful accounts	96,904	86,463	5,223
Loss from disposal of property and equipment	1,957
Changes in assets and liabilities
Accounts receivable	(9,753,685)	(2,410,155)	1,053,207
Prepayment, deposits and other assets	(613,277)	(357,761)	417,190
Prepaid income tax	(33,225)	(168,825)
Accounts payable and other current liabilities	592,477	52,574	27,152
Taxes payable	251,627	219,672	208,772
Deferred revenue	11,945	110,153
Customer deposits	102,077	48,892	51,194
Salaries and benefits payable	1,848,890	899,462	957,167
Net cash (used in) provided by operating activities	(4,772,610)	624,344	4,462,268
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(231,226)	(62,518)	(327,768)
Payment for business acquisition	(107,654)	(349,617)
Cash acquired from acquisition		266,856
Disposition (acquisition) of long term investment	(153,792)	44,061	(46,580)
Net cash used in investing activities	(492,672)	(101,218)	(374,348)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	5,659,536
Repayment of short-term bank loans	(3,060,456)
Capital contribution by shareholders			2,135,673
Capital contributions from IPO and over-allotment, net	11,022,111
Escrow receivable	(200,000)
Due from underwriter on the over-allotment	(1,472,592)
Cash paid for issuance cost of IPO	(283,092)
Non-controlling interest shareholder's contribution		6,438	46,919
Purchase of non-controlling interest			(6,987)
Restricted cash			155,267
Amounts due from related parties	(12,941)		2,491,794
Amounts due to related parties	(936,338)	(102,754)	77,590
Dividend paid	(612,988)	(736,436)	(5,279,093)
Net cash provided by (used in) financing activities	10,103,240	(832,752)	(378,837)
Effect of exchange rate changes on cash	90,360	(153,002)	(227,771)
Net increase (decrease) in cash	4,928,318	(462,628)	3,481,312
Cash and cash equivalents, at beginning of year	4,814,568	5,277,196	1,795,884
Cash, cash equivalents at the end of the year	9,742,886	4,814,568	5,277,196
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	325,609	335,143	285,019
Cash paid for interest	74,754
Non-Cash Transactions of Investing and Financing Activities
Dividend payable included in due to related parties		585,402
Payable for business acquisition	584,040	128,371
Payable for investment - cost method	151,539
Dividend contributed to capital			1,242,140
Capital contribution from non-controlling shareholders	70
Prepaid for issuance costs of IPO in the previous year	$ 79,833